Premises and Equipment - Rent Commitments Under Non-cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
2015	$ 335
2016	273
2017	256
2018	117
2019	88
Thereafter	0
Total	$ 1,069